UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21471
Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2007

Shares	Description (1)	Value

	Common Stocks – 101.1% (70.6% of Total Investments)

	Aerospace & Defense – 6.8%

94,000	Lockheed Martin Corporation	$10,198,060
235,000	Raytheon Company	14,997,700

	Total Aerospace & Defense	25,195,760

	Capital Markets – 2.5%

205,000	JPMorgan Chase & Co.	9,393,100

	Commercial Banks – 4.4%

155,500	Wachovia Corporation	7,798,325
240,000	Wells Fargo & Company	8,548,800

	Total Commercial Banks	16,347,125

	Commercial Services & Supplies – 3.6%

296,600	Pitney Bowes Inc.	13,471,572

	Communications Equipment – 1.9%

377,600	Motorola, Inc.	6,996,928

	Containers & Packaging – 2.4%

300,000	Packaging Corp. of America	8,721,000

	Diversified Financial Services – 4.9%

385,400	Citigroup Inc.	17,986,618

	Diversified Telecommunication Services – 10.6%

323,600	AT&T Inc.	13,691,516
343,000	KT Corporation, Sponsored ADR	8,592,150
235,000	Telecom Italia S.p.A., Sponsored ADR	5,628,250
256,500	Verizon Communications Inc.	11,357,820

	Total Diversified Telecommunication Services	39,269,736

	Electric Utilities – 3.5%

95,300	EDP – Energias de Portugal, S.A., Sponsored ADR	5,548,843
323,000	Korea Electric Power Corporation, Sponsored ADR	7,477,450

	Total Electric Utilities	13,026,293

	Food Products – 1.2%

114,806	Kraft Foods Inc.	3,961,955

	Household Durables – 2.4%

307,000	Newell Rubbermaid Inc.	8,847,740

	Household Products – 3.0%

160,000	Kimberly-Clark Corporation	11,241,600

	Industrial Conglomerates – 2.2%

200,000	General Electric Company	8,280,000

	Insurance – 7.1%

197,800	Aon Corporation	8,863,418
187,200	Hartford Financial Services Group, Inc.	17,325,360

	Total Insurance	26,188,778

	Machinery – 1.6%

75,000	Caterpillar Inc.	5,882,250

	Media – 5.1%

200,000	CBS Corporation, Class B	6,300,000
339,000	Clear Channel Communications, Inc.	12,692,160

	Total Media	18,992,160

	Metals & Mining – 1.8%

37,600	POSCO, ADR	6,721,752

	Multi-Utilities – 1.4%

180,000	United Utilities PLC, Sponsored ADR	5,130,000

	Oil, Gas & Consumable Fuels – 9.3%

80,000	Chevron Corporation	7,486,400
113,400	ConocoPhillips	9,953,118
132,500	Eni S.p.A., Sponsored ADR	9,773,200
90,000	Total SA, Sponsored ADR	7,292,700

	Total Oil, Gas & Consumable Fuels	34,505,418

	Paper & Forest Products – 3.5%

220,000	International Paper Company	7,891,400
270,200	Stora Enso Oyj, Sponsored ADR	5,225,668

	Total Paper & Forest Products	13,117,068

	Pharmaceuticals – 6.2%

175,000	GlaxoSmithKline PLC, ADR	9,310,000
198,000	Pfizer Inc.	4,837,140
206,000	Sanofi-Aventis, ADR	8,738,520

	Total Pharmaceuticals	22,885,660

	Road & Rail – 2.7%

90,000	Union Pacific Corporation	10,175,400

	Thrifts & Mortgage Finance – 6.9%

260,000	Federal National Mortgage Association	15,810,600
411,000	IndyMac Bancorp, Inc.	9,703,710

	Total Thrifts & Mortgage Finance	25,514,310

	Tobacco – 6.1%

165,900	Altria Group, Inc.	11,535,027
134,900	Loews Corp – Carolina Group	11,092,827

	Total Tobacco	22,627,854

	Total Common Stocks (cost $281,631,056)	374,480,077

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 11.1% (7.8% of Total Investments)

	Capital Markets – 1.1%

50,000	Goldman Sachs Group Inc., (5)	6.200%	A	$1,208,000
77,700	Lehman Brothers Holdings Inc., Series F, (5)	6.500%	A-	1,926,960
50,000	Merrill Lynch and Company, Inc., (5)	6.375%	A	1,199,000

	Total Capital Markets			4,333,960

	Commercial Banks – 2.7%

40,000	ABN AMRO Capital Trust Fund VII	6.080%	A1	867,200
75,000	Banco Santander, 144A	6.500%	A	1,736,723
25,000	Banco Santander	6.410%	Aa3	554,750
50,000	Bank of America Corporation, Series D, (5)	6.204%	Aa3	1,230,000
50,000	Barclays Bank PLC	6.625%	Aa3	1,209,500
20,000	HSBC Holdings PLC, Series A	6.200%	A1	449,200
63,200	HSBC USA Inc., (5)	6.500%	A	1,593,904
40,000	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	905,200
40,000	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	898,000
20,000	Royal Bank of Scotland Group PLC	6.600%	Aa3	467,000

	Total Commercial Banks			9,911,477

	Diversified Financial Services – 0.9%

50,000	Deutsche Bank Capital Funding Trust VIII	6.375%	A	1,147,500
15,000	ING Group N.V.	6.125%	A1	322,050
15,300	ING Group N.V.	7.050%	A	369,954
71,900	ING Group N.V.	7.200%	A1	1,750,765

	Total Diversified Financial Services			3,590,269

	Electric Utilities – 1.8%

38,900	Alabama Power Company, Series A, (5)	5.300%	BBB+	852,299
50,000	Alabama Power Company, (5)	5.625%	BBB+	1,268,750
40,000	Georgia Power Company	6.125%	Baa1	1,042,800
34,700	Interstate Power and Light Company	7.100%	Baa2	893,525
36,400	Mississippi Power Company, (5)	5.250%	A3	883,610
65,000	PPL Electric Utilities Corporation, (5)	6.250%	BBB	1,655,472

	Total Electric Utilities			6,596,456

	Insurance – 1.9%

60,300	Ace Ltd., Series C	7.800%	BBB	1,541,268
71,900	Aegon N.V.	6.375%	A-	1,599,775
22,800	Arch Capital Group Limited	8.000%	BBB-	582,540
50,000	Endurance Specialty Holdings Limited	7.750%	BBB-	1,259,000
20,000	MetLife Inc., Series A, (5)	6.694%	Baa1	505,000
30,000	Prudential PLC	6.750%	A	720,000
30,000	Prudential PLC	6.500%	A-	698,439

	Total Insurance			6,906,022

	U.S. Agency – 2.7%

25,000	Federal Home Loan Mortgage Corporation, Notes, (5)	5.570%	AA-	553,000
40,000	Federal Home Loan Mortgage Corporation, (5)	6.550%	AA-	1,009,267
25,000	Federal Home Loan Mortgage Corporation, (5)	6.420%	AA-	1,247,500
25,000	Federal Home Loan Mortgage Corporation, (5)	6.020%	AA-	610,250
18,400	Federal Home Loan Mortgage Corporation, (5)	6.000%	AA-	879,520
20,000	Federal Home Loan Mortgage Corporation, (5)	5.700%	AA-	886,876
56,700	Federal Home Loan Mortgage Corporation, (5)	5.660%	AA-	1,289,925
30,000	Federal Home Loan Mortgage Corporation, (5)	5.000%	AA-	1,230,000
20,000	Federal National Mortgage Association, (5)	5.500%	AA-	873,200
19,800	Federal National Mortgage Association, (5)	5.125%	AA-	838,530
20,000	Federal National Mortgage Association	5.948%	AA-	504,000

	Total U.S. Agency			9,922,068

	Total $25 Par (or similar) Preferred Securities (cost $43,456,494)			41,260,252

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 23.1% (16.1% of Total Investments) (4)

	Aerospace & Defense – 0.7%

$851	Hexcel Corporation, Term Loan B	7.193%	3/01/12	BB+	$829,359
1,594	Vought Aircraft Industries, Inc., Term Loan	7.630%	12/22/11	Ba2	1,570,101
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.820%	12/22/10	Ba2	358,182

2,809	Total Aerospace & Defense				2,757,642

	Auto Components – 0.5%

2,000	Federal Mogul Corporation, Term Loan A, (6)	7.379%	2/24/04	N/R	1,933,000

	Building Products – 0.3%

784	Armstrong World Industries, Term Loan	7.246%	10/02/13	BBB-	778,140

	Chemicals – 1.4%

1,240	Georgia Gulf Corporation, Term Loan B	8.298%	10/03/13	BB	1,213,603
1,980	Lyondell Citgo Refining LP, Term Loan	6.630%	8/16/13	BB+	1,971,646
1,950	Rockwood Specialties Group, Inc., Term Loan E	7.108%	7/30/12	BB	1,902,198

5,170	Total Chemicals				5,087,447

	Commercial Services & Supplies – 1.3%

1,267	Allied Waste North America, Inc., Term Loan B	6.829%	3/28/14	BBB-	1,252,970
689	Allied Waste North America, Inc., Letter of Credit	6.871%	3/28/14	BBB-	680,934
1,658	Aramark Corporation, Term Loan	7.198%	1/24/14	BB-	1,631,793
119	Aramark, Letter of Credit	7.198%	1/24/14	BB-	116,626
1,106	Berry Plastics Holding Corporation, Term Loan	7.360%	4/03/15	BB-	1,080,681

4,839	Total Commercial Services & Supplies				4,763,004

	Containers & Packaging – 0.8%

1,925	Graham Packaging Company, L.P., Term Loan B	7.715%	12/13/11	B+	1,900,350
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.475%	11/01/10	Ba2	173,050
259	Smurfit-Stone Container Corporation, Term Loan B	7.437%	11/01/11	Ba2	256,417
375	Smurfit-Stone Container Corporation, Term Loan C	7.640%	11/01/11	Ba2	371,391
118	Smurfit-Stone Container Corporation, Tranche C-1	7.688%	11/01/11	Ba2	116,553

2,852	Total Containers & Packaging				2,817,761

	Diversified Consumer Services – 0.5%

1,990	Weight Watchers International Inc., Term Loan B	6.875%	1/26/14	BB+	1,975,075

	Diversified Telecommunication Services – 0.5%

1,980	MetroPCS Inc., Term Loan	7.579%	11/03/13	Ba3	1,952,404

	Electric Utilities – 0.5%

298	Dynegy Holdings Inc.	7.165%	4/02/13	Ba1	285,638
1,702	Dynegy, Inc., Letter of Credit	6.629%	4/02/13	Ba1	1,632,219

2,000	Total Electric Utilities				1,917,857

	Electrical Equipment – 0.4%

1,496	Sensus Metering Systems Inc., Term Loan B-1	7.375%	12/17/10	BB	1,473,217
97	Sensus Metering Systems Inc., Term Loan B-2	7.359%	12/17/10	BB	95,716

1,593	Total Electrical Equipment				1,568,933

	Health Care Providers & Services – 1.9%

1,317	Davita Inc., Term Loan B	6.845%	10/05/12	BB+	1,295,211
1,985	HCA, Inc., Term Loan	7.448%	11/18/13	BB	1,950,263
464	IASIS Healthcare LLC, Delayed Draw Term Loan, (7)	5.960%	3/14/14	Ba2	322,653
124	IASIS Healthcare LLC	5.024%	3/14/14	Ba2	118,200
1,351	IASIS Healthcare LLC, Term Loan B	7.359%	3/14/14	Ba2	1,290,756
996	LifePoint Hospitals Holdings, Inc., Term Loan B	7.165%	4/18/12	BB	972,980
985	Quintiles Transnational Corporation, Term Loan B	7.200%	3/29/13	BB	956,271

7,222	Total Health Care Providers & Services				6,906,334

	Hotels, Restaurants & Leisure – 2.6%

1,975	24 Hour Fitness Worldwide, Inc., Term Loan B	7.870%	6/08/12	Ba3	1,935,500
776	CBRL Group, Inc., Term Loan B-1	6.860%	4/28/13	BB	758,626
122	CBRL Group, Inc., Delayed Draw, Term Loan B-2, (7)	3.801%	4/28/13	BB	58,367
142	OSI Restaurant Partners, Inc., Term Loan	5.523%	6/14/13	BB-	136,688
1,853	OSI Restaurant Partners, Inc., Term Loan	7.438%	6/14/14	BB-	1,779,477
1,960	Penn National Gaming, Inc., Term Loan B	7.108%	10/03/12	BBB-	1,948,294
445	Travelport, Term Loan	7.448%	8/23/13	BB-	434,751
89	Travelport, Term Loan	7.448%	8/23/13	BB-	87,233
600	Venetian Casino Resort, LLC, Delayed Draw, Term Loan, (7)(8)	0.750%	5/23/14	BB	(14,375)
2,394	Venetian Casino Resort, LLC, Term Loan	6.950%	5/23/14	BB	2,336,645

10,356	Total Hotels, Restaurants & Leisure				9,461,206

	Household Products – 0.5%

1,832	Solo Cup Company, Term Loan	8.940%	2/27/11	B1	1,819,648

	Independent Power Producers & Energy Traders – 0.4%

400	NRG Energy Inc., Delayed Draw, Term Loan, (7)(8)	0.500%	2/01/13	B2	(7,000)
1,126	NRG Energy Inc., Term Loan	6.948%	2/01/13	Ba1	1,107,149
469	NRG Energy Inc., Term Loan	6.848%	2/01/13	Ba1	460,788

1,995	Total Independent Power Producers & Energy Traders				1,560,937

	Insurance – 0.3%

1,171	Conseco, Inc., Term Loan	7.129%	10/10/13	Ba3	1,111,058

	IT Services – 1.1%

2,000	First Data Term Loan, B-1	6.250%	9/24/14	BB-	1,923,334
2,047	SunGard Data Systems Inc., Term Loan B	7.356%	2/28/14	BB	2,016,175

4,047	Total IT Services				3,939,509

	Media – 5.2%

1,975	Cablevision Systems Corporation, Incremental Term Loan	7.569%	3/29/13	BB	1,951,053
1,995	Canwest Mediaworks L.P., Term Loan	7.541%	7/10/15	Ba1	1,960,088
1,995	Cequel Communications LLC., Term Loan B	7.373%	11/05/13	B+	1,921,060
2,200	Charter Communications Operating, LLC, Term Loan	7.360%	3/06/14	B+	2,129,287
1,985	Idearc Inc., Term Loan	7.200%	11/17/14	BBB-	1,957,706
980	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.448%	4/08/12	N/R	940,346
1,980	Neilsen Finance LLC, Term Loan B	7.360%	8/09/13	Ba3	1,928,028
933	Tribune Company, Term Loan	7.860%	6/04/09	BB	917,000
2,000	Tribune Company, Term Loan	8.360%	6/04/14	BB	1,825,277
121	Univision Communications, Inc., Delayed Draw, Term Loan, (7)(8)	1.000%	9/29/14	Ba3	(5,612)
1,879	Univision Communications, Term Loan	7.610%	9/29/14	Ba3	1,791,890
2,160	WMG Acquisition Corp., Term Loan	7.484%	2/28/11	Ba2	2,114,415

20,203	Total Media				19,430,538

	Metals & Mining – 0.7%

1,027	Amsted Industries Inc., Delayed Draw Term Loan	7.376%	4/08/13	BB	1,016,334
1,412	Amsted Industries Incorporated, Term Loan B	7.389%	4/08/13	BB	1,392,886

2,439	Total Metals & Mining				2,409,220

	Paper & Forest Products – 0.5%

1,955	Georgia-Pacific Corporation, Term Loan B	7.383%	12/21/12	BB+	1,918,696

	Pharmaceuticals – 0.5%

1,990	Royalty Pharma, Term Loan	6.629%	4/16/13	BBB-	1,976,733

	Real Estate Management & Development – 0.4%

1,500	LNR Property Corporation, Term Loan B	8.110%	7/12/11	BB	1,456,250

	Road & Rail – 0.4%

1,767	Swift Transportation, Term Loan	8.375%	5/10/14	BB-	1,613,106

	Specialty Retail – 0.4%

1,500	Toys “R” Us, Inc., Term Loan	8.665%	12/08/08	B3	1,489,531

	Textiles, Apparel & Luxury Goods – 0.5%

1,745	HanesBrands Inc., Loan	7.087%	9/05/13	BB	1,724,279

	Trading Companies & Distributors – 0.8%

990	Ashtead Group Public Limited Company, Term Loan B	7.125%	8/31/11	BB+	972,675
196	Brenntag Holding GmbH and Company KG, Acquisition Facility Term Loan	7.387%	1/20/14	B+	189,573
804	Brenntag Holdings, Term Loan B2	7.387%	1/20/14	B+	775,844
337	United Rentals Inc., Credit Linked Deposit	5.320%	2/13/11	Ba1	335,632
738	United Rentals Inc., Delayed Draw Term Loan B	7.720%	2/14/11	Ba1	735,485

3,065	Total Trading Companies & Distributors				3,009,209

$88,804	Total Variable Rate Senior Loan Interests (cost $87,285,186)				85,377,517

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 1.1% (0.8% of Total Investments)

	Hotels, Restaurants & Leisure – 0.6%

$2,000	Park Place Entertainment	8.875%	9/15/08	Ba1	$2,047,500

	Household Durables – 0.5%

2,000	D.R. Horton, Inc.	7.500%	12/01/07	BBB-	1,997,758

$4,000	Total Corporate Bonds (cost $4,071,320)				4,045,258

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 0.9% (0.6% of Total Investments)

	Electric Utilities – 0.9%

9,000	Consolidated Edison Company of New York Inc., (5)	5.000%	8/01/53	A3	$778,988
9,000	Southern California Edison Company, Series A, (5)	5.349%	4/27/35	Baa2	910,969
10,000	Southern California Edison Company, Series C, (5)	6.000%	4/30/56	Baa2	1,014,375
5,000	Southern California Edison Company, (5)	6.125%	12/31/55	Baa2	518,125

	Total Electric Utilities				3,222,457

	Total Capital Preferred Securities (cost $3,119,300)				3,222,457

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 5.9% (4.1% of Total Investments)

$21,837	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $21,843,970, collateralized by $22,110,000 U.S. Treasury Notes, 4.625%, due 2/15/17, value $22,275,825	3.750%	10/01/07	$21,837,146

	Total Short-Term Investments (cost $21,837,146)			21,837,146

	Total Investments (cost $441,400,502) – 143.2%			530,222,707

	Borrowings Payable – (8.9)% (9)			(33,000,000)

	FundNotes – (21.1)%			(78,000,000)

	Other Assets Less Liabilities – (1.0)%			(3,927,691)

	FundPreferred Shares, at Liquidation Value – (12.2)%			(45,000,000)

	Net Assets Applicable to Common Shares – 100%			$370,295,016

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Investment is eligible for the Dividends Received Deduction.

(6)	At or subsequent to September 30, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(7)	Position or portion of position represents an unfunded Senior Loan commitment outstanding at September 30, 2007.

(8)	Negative value represents unrealized depreciation on Senior Loan commitment at September 30, 2007.

(9)	Borrowings Payable as a percentage of total investments is (6.2)%.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $441,805,258.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$102,548,241
Depreciation	(14,130,792)

Net unrealized appreciation (depreciation) of investments	$88,417,449

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.